Fair Value Measurements - Summary of Classifications of the Company's Derivative Assets and Liabilities (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between Level 1, Level 2, or Level 3	$ 0
Fair Value, Measurements, Recurring
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	5,190,000	$ 5,038,000
Netting	(4,987,000)	(3,890,000)
Total assets, Carrying Value	203,000	1,148,000
Derivative Liabilities	(88,149,000)	(14,540,000)
Netting	4,987,000	3,890,000
Total liabilities, Carrying Value	(83,162,000)	(10,650,000)
Fair Value, Measurements, Recurring | Level 1
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Fair Value, Measurements, Recurring | Level 2
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	5,190,000	5,038,000
Derivative Liabilities	(88,149,000)	(14,540,000)
Fair Value, Measurements, Recurring | Level 3
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Fair Value, Measurements, Recurring | Current commodity derivatives
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	4,282,000	2,856,000
Netting	(4,079,000)	(2,704,000)
Total assets, Carrying Value	203,000	152,000
Derivative Liabilities	(68,340,000)	(11,983,000)
Netting	4,079,000	2,704,000
Total liabilities, Carrying Value	(64,261,000)	(9,279,000)
Fair Value, Measurements, Recurring | Current commodity derivatives | Level 1
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Fair Value, Measurements, Recurring | Current commodity derivatives | Level 2
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	4,282,000	2,856,000
Derivative Liabilities	(68,340,000)	(11,983,000)
Fair Value, Measurements, Recurring | Current commodity derivatives | Level 3
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Fair Value, Measurements, Recurring | Noncurrent commodity derivatives
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	908,000	2,182,000
Netting	(908,000)	(1,186,000)
Total assets, Carrying Value	0	996,000
Derivative Liabilities	(19,809,000)	(2,557,000)
Netting	908,000	1,186,000
Total liabilities, Carrying Value	(18,901,000)	(1,371,000)
Fair Value, Measurements, Recurring | Noncurrent commodity derivatives | Level 1
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Fair Value, Measurements, Recurring | Noncurrent commodity derivatives | Level 2
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	908,000	2,182,000
Derivative Liabilities	(19,809,000)	(2,557,000)
Fair Value, Measurements, Recurring | Noncurrent commodity derivatives | Level 3
'Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0
Derivative Liabilities	$ 0	$ 0